Related Parties (Narrative) (Details) € in Millions, $ in Millions		12 Months Ended
	May 31, 2015 USD ($)	Sep. 30, 2017	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
HRG [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners		40.00%
Minimum ownership percentage		90.00%
Jefferies [Member]
Related Party Transaction [Line Items]
Percentage of subsidiaries beneficially owns of outstanding common stock		58.00%
Jefferies [Member] | One Of The Initial Purchasers For SBI [Member]
Related Party Transaction [Line Items]
Offering amount from related party			€ 425		$ 1,000.0
Interest rate			4.00%	4.00%	5.75%
Maturity year			2026	2026	2025
Discounts, commissions and reimbursements of expenses from related party				$ 0.3	$ 2.6
Jefferies [Member] | One Of The Underwriters For The Company [Member]
Related Party Transaction [Line Items]
Offering amount from related party	$ 575.0
Discounts, commissions and reimbursements of expenses from related party	$ 1.5
Jefferies [Member] | One Of The Financing Institutions That Committed To Back Stop Financing [Member]
Related Party Transaction [Line Items]
Offering amount from related party					1,500.0
Fees and reimbursements of expenses from related party					$ 2.1
Jefferies [Member] | Minimum [Member] | HRG [Member]
Related Party Transaction [Line Items]
Percentage of subsidiaries beneficially owns of outstanding common stock		10.00%